Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Administrative Expenses [Abstract]
Schedule of Administrative Expenses

This caption is made up as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 20(b)	136,776	125,072	116,748
Third-party services	75,774	68,329	72,172
Depreciation and amortization	17,107	15,258	14,529
Donations	8,598	9,028	8,494
Taxes	7,569	6,788	5,669
Board of Directors compensation	6,032	5,941	6,112
Consumption of supplies	1,527	1,551	1,715
	253,383	231,967	225,439